Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 189,435
Notice	680,545
Term	620,231
Total deposits	1,490,211	$ 1,506,760
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	28,761
Total deposits	28,761	30,412
Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	189,435
Notice	680,545
Term	397,768
Total deposits	1,267,748	1,268,680
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	22,014
Notice	488,577
Term	137,913
Total deposits	648,504	641,667
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	10,763
Notice	530
Term	33,656
Total deposits	44,949	57,698
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	156,658
Notice	191,438
Term	226,199
Total deposits	574,295	569,315
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	193,702
Total deposits	193,702	207,668
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	849,745
Canada [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	22,074
Canada [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	777,531
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	347,019
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	19,093
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	411,419
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	50,140
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	58,315	58,873
Canada [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	791,430	781,526
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	559,332
United States [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,803
United States [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	478,517
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	301,485
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	23,295
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	153,737
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	78,012
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,325	73,509
United States [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	487,007	504,896
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	81,134
International [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,884
International [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	11,700
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,561
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	9,139
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	65,550
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0	0
International [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 81,134	$ 87,956